Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details)	3 Months Ended
Aug. 31, 2016
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	(34.00%)
Other non-deductible compensation subject to SEC 162(M)	10.10%
Permanent differences	5.90%
Change in valuation allowance	18.00%
Effective income tax rate	0.00%